[ARTIO GLOBAL FUNDS]
September 30, 2009
VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Artio Global Investment Funds (the “Trust”) Act File Nos. 33-47507 and 811-06652
Dear Sir or Madam:
The filing for the Trust made on September 29, 2009 under Form type N-Q with accession number 0000950123-09-047015 was submitted in error and should be disregarded.
Please do not hesitate to contact the undersigned at (617) 662-1745 if you have any questions or comments regarding the foregoing.
Sincerely,
/s/ Tracie A. Coop
Tracie A. Coop
Assistant Secretary
Artio Global Investment Funds